Condensed Consolidated Statements of Cash Flows (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Cash Flows [Abstract]
Payments of stock issuance costs	$ 24	$ 276	$ 229